Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees	$ 1,049	$ 3,109
Managed Containers
Property, Plant and Equipment [Line Items]
Cash paid to purchase containers from container Investor	12,515
Containers, deemed financial liability	$ 4,762	$ 17,449